Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital	Additional paid-in capital	Accumulated other comprehensive loss, net of tax	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2021	$ 797,736	$ 1,556,941	$ 40,774	$ (254)	$ (841,907)	$ 42,182
Changes in equity [abstract]
Exercise of options and warrants	698	4,941	(4,243)
Share-based compensation	23,761	3,417	20,344
Employee taxes withheld on certain share-based payment arrangements	(427)	290	(717)
Income tax reserve	155				155
Payable pursuant to tax receivable agreements	597	597
Tax benefit from shareholder redemptions	(1,239)	(1,239)
Equity issued related to acquisitions	34,708	34,708
Tax distributions to non-controlling interest holders	(42,679)		31,379		(5,230)	(68,828)
Excess cash distributions to non-controlling interest holders	(8,645)					(8,645)
Cresco LLC shares redeemed	0	17,438			(17,169)	(269)
Foreign currency translation	(1,139)			(1,139)
Net loss	(215,843)				(212,047)	(3,796)
Ending balance at Dec. 31, 2022	587,683	1,617,093	87,537	(1,393)	(1,076,198)	(39,356)
Changes in equity [abstract]
Share-based compensation	15,339	9,059	6,280
Employee taxes withheld on certain share-based payment arrangements	(713)		(713)
Income tax reserve	7,212				7,212
Payable pursuant to tax receivable agreements	33	33
Equity issued related to settlement of acquisition related contingent consideration	47,238	47,238
Equity issuances and other adjustments	2	2
Tax distributions to non-controlling interest holders	(42,947)		(10,177)		787	(33,557)
Excess cash distributions to non-controlling interest holders	(6,170)					(6,170)
Cresco LLC shares redeemed	0	16,027			(21,815)	5,788
Foreign currency translation	242			242
Net loss	(179,852)				(175,522)	(4,330)
Ending balance at Dec. 31, 2023	$ 428,067	$ 1,689,452	$ 82,927	$ (1,151)	$ (1,265,536)	$ (77,625)